Stock-Based Compensation (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Jan. 28, 2026	Mar. 31, 2026	Dec. 31, 2023	Nov. 30, 2025
Stock-Based Compensation
Number of shares authorized				700,000
RSU Granted			55,000
Restricted stock unit
Stock-Based Compensation
Aggregate grant date fair value	$ 88
RSU Granted	16,552	16,552
Share based compensation, award vesting period	1 year
Granted (in dollars per share)	$ 5.25	$ 5.25
Requisite service period	1 year